Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Relevant Exchange Rates [Abstract]
Period Ended RMB: USD exchange rate	7.0999	6.8972	6.3726
Period Average RMB: USD exchange rate	7.0809	6.729	6.4508